Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Common stock, par value		$ 0.0001
Common stock, shares authorized		121,000,000
Common stock, shares issued		36,920,226
Common stock, shares outstanding		36,920,226
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	121,000,000	121,000,000
Common stock, shares issued	36,994,164	36,920,226
Common stock, shares outstanding	36,994,164	36,920,226